Outstanding Claims (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross [Member]
Statement Line Items [Line Items]
At the beginning of the year Reported claims	$ 292,722,079	$ 285,770,257	$ 303,254,937	$ 244,216,392
Claims incurred but not reported	120,330,776	98,609,584	79,972,504	90,954,902
Reported claims, net	413,052,855	384,379,841	383,227,441	335,171,294
Claims paid	(66,222,905)	(131,151,122)	(209,892,000)	(204,098,071)
Provided during the period / year related to current accident year	116,913,637	150,799,594	196,708,805	278,298,318
Provided during the period / year related to previous accident years	(22,302,488)	9,024,542	14,335,595	(26,144,100)
At the end of the period / year	441,441,099	413,052,855	384,379,841	383,227,441
At the end of the period / year Reported claims	290,764,771	292,722,079	285,770,257	303,254,937
Claims incurred but not reported	150,676,328	120,330,776	98,609,584	79,972,504
Total movement in outstanding claims	441,441,099	413,052,855	384,379,841	383,227,441
Reinsurers' share [Member]
Statement Line Items [Line Items]
At the beginning of the year Reported claims	(163,190,980)	(170,124,934)	(178,617,218)	(122,735,801)
Claims incurred but not reported	(13,021,444)	(17,440,448)	(7,974,801)	(20,329,907)
Reported claims, net	(176,212,424)	(187,565,382)	(186,592,019)	(143,065,708)
Claims paid	30,960,588	53,113,606	124,783,536	121,697,370
Provided during the period / year related to current accident year	(41,438,132)	(26,443,648)	(102,442,564)	(167,956,984)
Provided during the period / year related to previous accident years	11,113,755	(15,317,000)	(23,314,335)	2,733,303
At the end of the period / year	(175,576,213)	(176,212,424)	(187,565,382)	(186,592,019)
At the end of the period / year Reported claims	(152,486,635)	(163,190,980)	(170,124,934)	(178,617,218)
Claims incurred but not reported	(23,089,578)	(13,021,444)	(17,440,448)	(7,974,801)
Total movement in outstanding claims	(175,576,213)	(176,212,424)	(187,565,382)	(186,592,019)
Net [Member]
Statement Line Items [Line Items]
At the beginning of the year Reported claims	129,531,099	115,645,323	124,637,719	121,480,591
Claims incurred but not reported	107,309,332	81,169,136	71,997,703	70,624,995
Reported claims, net	236,840,431	196,814,459	196,635,422	192,105,586
Claims paid	(35,262,317)	(78,037,516)	(85,108,464)	(82,400,701)
Provided during the period / year related to current accident year	75,475,505	124,355,946	94,266,241	110,341,334
Provided during the period / year related to previous accident years	(11,188,733)	(6,292,458)	(8,978,740)	(23,410,797)
At the end of the period / year	265,864,886	236,840,431	196,814,459	196,635,422
At the end of the period / year Reported claims	138,278,136	129,531,099	115,645,323	124,637,719
Claims incurred but not reported	127,586,750	107,309,332	81,169,136	71,997,703
Total movement in outstanding claims	$ 265,864,886	$ 236,840,431	$ 196,814,459	$ 196,635,422